VARIABLE INTEREST ENTITIES (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
VARIABLE INTEREST ENTITIES
Total assets				$ 26,064,977		¥ 164,687,440		¥ 94,696,688	¥ 181,459,156
Total liabilities				152,882,056		908,423,767		492,523,620	1,064,334,300
Revenue				49,280	¥ 343,077	17,492,415	¥ 73,208,166
Net loss		¥ 450,573,532	¥ (40,486,287)	(25,538,677)	(177,795,168)	(217,092,926)	(118,165,850)
Variable Interest Entity, Primary Beneficiary | Before elimination of intercompany balances and transactions
VARIABLE INTEREST ENTITIES
Total assets	$ 7,440,371			21,634,593		80,531,978		52,566,963	150,615,709
Total liabilities	43,198,700			60,889,508		335,980,249		305,203,132	¥ 423,900,573
Revenue			100,193	26,160	182,119	16,567,372	19,995,118
Net loss			¥ (18,808,288)	$ (7,421,574)	¥ (51,667,515)	¥ (49,024,050)	¥ (71,839,112)
Restated
VARIABLE INTEREST ENTITIES
Total assets	13,431,755							94,896,688
Total liabilities	74,722,384							¥ 527,921,120
Revenue	0	0
Net loss	51,336,335	362,696,339
Restated | Variable Interest Entity, Primary Beneficiary | Before elimination of intercompany balances and transactions
VARIABLE INTEREST ENTITIES
Revenue	65,919	465,726
Net loss	$ (4,467,538)	¥ (31,563,605)